UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22247

Manor Investment Funds, Inc.

(Exact name of registrant as specified in charter)

15 Chester Commons

Malvern, PA 19355

(Address of principal executive offices)

 (Zip code)

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, PA 19355

(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Morris Capital Advisors, Inc.

and

Manor Investment Funds, Inc.

Proxy Voting History

VOTES CAST FOR THE GROWTH FUND

Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
Airgas, Inc. ARG 009363102 8/18/2009

1.1

Elect Director James W. Hovey

1.2

Elect Director Paula A. Sneed

1.3

Elect Director David M. Stout

1.4

Elect Director Ellen C. Wolf

2

Ratify KPMG LLP as independent registered public accounting firm

3

Approve the amended and restated 2006 equity plan

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Xilinx XLIX 983919101 8/12/2009

1.1

Elect Director Philip T. Gianos

1.2

Elect Director Moshe N. Garielov

1.3

Elect Director John N. Doyle

1.4

Elect Director Jerald G. Fishman

1.5

Elect Director William G. Howard, Jr.

1.6

Elect Director J. Michael Patterson

1.7

Elect Director Marshall C. Turner

1.8

Elect Director Elizabeth W. Vanerslice

2

Approve amendment to 1990 employee qualified stock purchased plan to increase the number of shares by 2,000,000

3

Approve amendment to 2007 equity incentive plan to increase shares reserved for issuance thereunder by 5,000,000 shares

4

Ratify the appointment of Ernst & Young LLP as external auditors

		For For For For For For For For For For For	For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management
Precision Castparts Corp. PCP 740189105 8/11/2009	1.1 Elect Director Mark Donegan 1.2 Elect Director Vernon E. Oechsle 1.3 Elect Director Rick Schmidt 2 Ratify appointment of independent public accounting firm	For For For For	For For For For	Management Management Management Management
Constellation Brands, Inc. STZ 21036P108 6/23/2009

0.1

Elect Director Barry A. Fromberg

0.2

Elect Director Jeananne K. Hauswald

0.3

Elect Director James A. Locke III

0.4

Elect Director Peter M. Perez

0.5

Elect Director Richard Sands

0.6

Elect Director Robert Sands

0.7

Elect Director Paul L. Smith

0.8

Elect Director Peter H. Soderberg

0.9

Elect Director Mark Zupan

1

Ratify KPMG as independent public accounting firm

2

Amend certificate to increase the number of authorized shares of class A common stock from 315,000,000 shares to 322,000,000 and the class 1 common stock from 15,000,000 shares to 25,000,000

3

Approve the first amendment to long-term stock incentive plan

		For For For For For For For For For For For For	For Against Against For For For Against For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management
Gamestop Corp. GME 36467W109 6/23/2009

1.1

Elect Director Daniel A. Dematteo

1.2

Elect Director Michael N. Rosen

1.3

Elect Director Edward A. Volkwein

2

Approve the fourth amended and restated incentive plan

3

Ratify the appointment of BDO Seidman, LLP as independent accounting firm

		For For For For For	For For For For For	Management Management Management Management Management
Schering-Plough Corporation SGP 806685101 8/7/2009

1 Approve the Agreement and Plan of Merger by and among Merck & Co., Inc., Schering-Plough Corporation, SP Merger Subsidiary One, Inc., and SP Merger Subdidiary Two, Inc., as it may be amended and the issuance of shares of common stock in the merger contemplated be the merger agreement

2 Approve and adjournment of the Schering-Plough Special Meeting

		For For	For For	Management Management
Celgene Corporation CELG 151020104 6/17/2009

1.1

Elect Director Sol J. Barber, PH.D.

1.2

Elect Director Robert J. Hugin

1.3

Elect Director Michael D. Casey

1.4

Elect Director Rodman L. Drake

1.5

Elect Director A.H. Hayes, Jr., M.D.

1.6

Elect Director Gilla Kaplan, PH.D.

1.7

Elect Director James J. Loughlin

1.8

Elect Director Ernest Mario, PH.D.

1.9

Elect Director Walter L. Robb, PH.D.

2

Ratify the appointment of KPMG LLP as independent public accounting firm

3

Approve amendment and restatement of stock incentive plan

4

Stockholder proposal – standard director elections

		For For For For For For For For For For For Against	For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Stockholder
Staples, Inc. SPLS 855030102 6/9/2009

1.1

Elect Director Basil L. Anderson

1.2

Elect Director Arthur M. Blank

1.3

Elect Director Mary Elizabeth Burton

1.4

Elect Director Justin King

1.5

Elect Director Carol Meyrowitz

1.6

Elect Director Rowland T. Moriarty

1.7

Elect Director Robert C. Nakasone

1.8

Elect Director Ronald L. Sargent

1.9

Elect Director Elizabeth A. Smith

1.10

Elect Director Robert E. Sulentic

1.11

Elect Director Vijay Vishmanath

1.12

Elect Director Paul F. Walsh

2

Approve amendment -- amend and restate 1998 employee stock purchase plan increasing the number of shares of common stock authorized for issuance from 15,750,000 to 22,750,000

3

Approve amendment – amend and restate international employee stock purchase plan increasing the number of common stock authorized for issuance from 1,275,000 to 2,775,000

4

Ratify the selection by the audit committee of Ernst & Young LLP as independent registered public accounting firm

5

Shareholder proposal regarding the reincorporation in North Dakota

		For For For For For For For For For For For For For For For Against	For For Against For For For For For For For For For Against Against For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
The DirectTV Group, Inc. DTV 25459L106 6/2/2009

1.1

Elect Director Chase Carey

1.2

Elect Director Mark Carleton

1.3

Elect Director Peter Lund

1.4

Elect Director Haim Saban

2

Ratify appointment of independent public accountants

3

Adoption of principles for healthcare reform

4

Adoption of declassification of the board of directors

		For For Against Against For Against Against	For For For For For Against Against	Management Management Management Management Management Management Management
Continental Resources, Inc. CIR 212015101 5/28/2009	1.1 Elect Director Robert J. Grant 1.2 Elect Director Ellis L. McCain 1.3 Elect Director Mark E. Monroe 2 Ratify Grant Thornton LLP as independent registered public accounting firm	For For For For	For For For For	Management Management Management Management
Raytheon Company RTN 755111507 5/28/2009

0.1

Elect Director Vernon E. Clark

0.2

Elect Director John M. Deutch

0.3

Elect Director Frederic M. Poses

0.4

Elect Director Michael C. Ruettgers

0.5

Elect Director Ronald L. Skates

0.6

Elect Director William R. Spivey

0.7

Elect Director Linda G. Stuntz

0.8

Elect Director William H. Swanson

1

Ratify independent auditors

2

Stockholder proposal – advisory vote on executive compensation

3

Stockholder proposal – special shareowner meetings

4

Stockholder proposal – cumulative voting

5

Stockholder proposal – adoption of health care program

6

Stockholder proposal – supplemental executive retirement plans

		For For For For For For For For For Against Against Against Against Against	For For For For For For For For For Against Against Against Against Against	Management Management Management Management Management Management Management Management Management Shareholder Shareholder Shareholder Shareholder Shareholder
Express Scripts, Inc. ESRX 302182100 5/27/2009

1.1

Elect Director Gary G. Benanav

1.2

Elect Director Frank J. Borelli

1.3

Elect Director Maura C. Breen

1.4

Elect Director Nicholas J. Lahowchic

1.5

Elect Director Thomas P. MacMahon

1.6

Elect Director Frank Mergenthaler

1.7

Elect Director Woodrow A. Myers, Jr.

1.8

Elect Director John O. Parker, Jr.

1.9

Elect Director George Paz

1.10

Elect Director Samuel K. Skinner

1.11

Elect Director Seymour Sternberg

1.12

Elect Director Barrett A. Toan

2 Ratify appointment of pricewaterhousecoopers LLP as the company’s independent registered public accountants

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Ace Limited ACE H0023R105 5/20/2009

0.1

Elect Director Michael G. Atieh

0.2

Elect Director Mary A. Cirillo

0.3

Elect Director Bruce L. Crockett

0.4

Elect Director Thomas J. Neff

2a Approval of the annual repot

2b Approval of the statutory financial statements of ace limited

2c Approval of the consolidated financial statements

3 Allocation of disposable profit

4 Discharge of the board of directors

5 Amendment of articles of association relating to special auditor

6a Election of pricewaterhousecoopers AG (Zurich) as out statutory auditor until our next annual ordinary general meeting

6b Ratification of appointment of independent registered public accounting firm pricewaterhousecooperr LLP

6c Election of BDO Visura (Zurich) as special auditing firm until next annual meeting

7 Approval of the payment of a dividend in the form of a distribution through a reduction of the par value of shares

		For For For For For For For For For For For For For For	Against Against Against Against For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
The Nasdaq OMX Group, Inc. NDAQ 631103108 5/20/2009

0.1

Elect Director Soud Ba’Alawy

0.2

Elect Director Urban Backstrom

0.3

Elect Director  H. Furlong Baldwin

0.4

Elect Director Michael Casey

0.5

Elect Director Lon Gorman

0.6

Elect Director Robert Greifeld

0.7

Elect Director Glenn H. Hutchins

0.8

Elect Director Birgitta Kantola

0.9

Elect Director Essa Kazim

0.10

Elect Director John D. Markese

0.11

Elect Director Hans Munk Nielsen

0.12

Elect Director Thomas F. O’Neill

0.13

Elect Director James S. Riepe

0.14

Elect Director Michael R. Splinter

0.15

Elect Director Lars Wedenborn

0.16

Elect Director Deborah L. Wince-Smith

2 Ratify Ernst & Young LLP

		For For For Against For For For For For For For Against Against For For For For	For For For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Thermo Fisher Scientific Inc. TMO 883556102 5/20/2009

0.1

Elect Director Judy C. Lewent

0.2

Elect Director Peter J. Manning

0.3

Elect Director Jim P. Manzi

0.4

Elect Director Elaine S. Ullian

2 Ratification of the audit committee’s selection of pricewaterhousecoopers LLP

		For For For For For	For For For For For	Management Management Management Management Management
Akamai Technologies, Inc. AKAM 00971T101 5/19/2009

0.1

Elect Director George H. Conrades

0.2

Elect Director Martin M. Coyne II

0.3

Elect Director Jill A. Greenthal

0.4

Elect Director Geoffrey A. Moore

2  Approve adoption of Akamai Technologies, Inc. stock incentive plan

		For For For For For	For For For Against For	Management Management Management Management Management
Urban Outfitters, Inc. URBN 917047102 5/19/2009

0.1

Elect Director Scott A. Belair

0.2

Elect Director Robert H. Strouse

0.3

Elect Director Geln T. Senk

0.4

Elect Director Joel S. Lawson III

0.5

Elect Director Richard A. Hayne

0.6

Elect Director Harry S. Cherken, Jr.

2 Shareholder Proposal – Adopt a revised vender code of conduct

		For For For For For For Against	For For For For For For Against	Management Management Management Management Management Management Shareholder
Schering-Plough Corporation SGP 806605101 5/18/2009

0.1

Elect Director Thomas J. Colligan

0.2

Elect Director Fred Hassan

0.3

Elect Director C. Robert Kidder

0.4

Elect Director Eugene R. McGrath

0.5

Elect Director Antonio M. Perez

0.6

Elect Director Patricia F. Russo

0.7

Elect Director Jack L. Stahl

0.8

Elect Director Craig B. Thompson, M.D.

0.9

Elect Director Kathryn C. Turner

0.10

Robert F. W. Van Oordt

0.11

Elect Director Arthur F. Weinbach

1

Ratify designation of Deloitte & Touche LLP as auditor

2

Shareholder proposal re cumulative voting

3

Shareholder proposal re calling special meeting

		For For For For For For For For For For\ For For Against Against	For For For For For For For For For For\ For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Kohl’s Corporation KSS 500255104 5/14/2009

1.1

Elect Director Peter Boneparth

1.2

Elect Director Steven A. Burd

1.3

Elect Director John F. Herma

1.4

Elect Director Dale E. Jones

1.5

Elect Director William S. Kellogg

1.6

Elect Director Kevin Marsell

1.7

Elect Director R. Lawrence Montgomery

1.8

Elect Director Frank V. Sica

1.9

Elect Director Peter M. Sommerhauser

1.10

Elect Director Stephanie A. Streeter

1.11

Elect Director Stephen E. Watson

2

Ratify Ernst & Young LLP

3

Shareholder proposal regarding the amendment of the company’s articles on incorporation

		For For For For For For For For For For For For Against	For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Cummins, Inc. CMI 231021106 5/12/2009

1.1

Elect Director Robert J. Bernhard

1.2

Elect Director Robert J. Darnall

1.3

Elect Director Robert K. Herdman

1.4

Elect Director Alexis M. Herman

1.5

Elect Director N. Thomas Linebarger

1.6

Elect Director William I. Miller

1.7

Elect Director Georgia R. Nelson

1.8

Elect Director Theodore M. Solso

1.9

Elect Director Carl Ware

2

Ratify the appointment of Pricewaterhousecoopers LLP

3

Amend 2003 Stock Incentive Plan

4

Reapprove Incentive Plan Performance Shares

5

Adopt International Labor Organization Standards, ETC.

		For For For For For For For For For For For For Against	For Against For For For Against For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management
Gilead Science, Inc. GILD 375558103 05/06/2009

1.1

Elect Director Paul Berg

1.2

Elect Director John F. Cogan

1.3

Elect Director Etienne F. Davignon

1.4

Elect Director James M. Denny

1.5

Elect Director Carla A. Hills

1.6

Elect Director John W. Madigan

1.7

Elect Director John C. Martin

1.8

Elect Director Gorgon E. Moore

1.9

Elect Director Nicholas G. Moore

1.10

Elect Director Richard J. Whitley

1.11

Elect Director Gayle E. Wilson

2

Ratify Ernst & Young LLP by the audit

3

Approve amendment to Gilead’s 2004 Equity Incentive Plan

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Valero Energy Corp. VLO 91913Y100 04/30/2009

1.1 Elect Director Jerry D. Choate
1.2 Elect Director William R. Klesse
1.3 Elect Director Donald L. Nickles
1.4 Elect Director Susan Kaufman Purcell
2 Ratify KPMG as auditor
3 Stockholder proposal -- Say On Pay
4 Stockholder proposal -- Stock retention by Executives
5 Stockholder Proposal Compensation Consultant Disclosures
6 Stockholder Proposal -- Disclosure of political contributions/trade associations

		For For For For For Against Against Against Against	Against For Against Against For Against Against Against Against	Management Management Management Management Management Shareholder Shareholder Shareholder Shareholder
Baker Hughes Inc. BHI 057224107 04/23/2009

1.1 Elect Director Larry D. Brady
1.2 Elect Director Clarence P. Cazalot, Jr.
1.3 Elect Director Chad C. Deaton
1.4 Elect Director Edward P. Djerejian
1.5 Elect Director Anthony G. Fernandes
1.6 Elect Director Claire W. Gargalli
1.7 Elect Director Pierre H. Jungels
1.8 Elect Director James A. Lash
1.9 Elect Director J. Larry Nichols
1.10 Elect Director H. John Riley, Jr.
1.11 Elect Director Charles L. Watson
2 Ratify Deloitte & Touche as auditor
3 Approve amendment to employee Stock Purchase Plan
4 Stockholder proposal regarding calling special shareholder meetings

		For For For For For For For For For For For For For Against	For For For Against For Against For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
MEMC Electronic Materials, Inc. WFR 552715104 4/21/2009	1.1 Elect Director Robert J. Boehlke 1.2 Elect Director C. Douglas Marsh 1.3 Elect Director Michael McNamara 2 Ratify KPMG as accounting firm	For For For For	For For For For	Management Management Management Management
Texas Instruments TXN 882508104 4/16/2009

1.1 Elect Director J.R. Adams
1.2 Elect Director D.L. Boren
1.3 Elect Director D.A. Carp
1.4 Elect Director C.S. Cox
1.5 Elect Director D.R. Goode
1.6 Elect Director S.P. MacMillan
1.7 Elect Director P.H. Patsley
1.8 Elect Director W.R. Sanders
1.9 Elect Director R.J. Simmons
1.10 Elect Director R.K. Templeton
1.11 Elect Director C.T. Whitman
2 Ratify Ernst & Young as accounting firm
3 Approve 2009 Long Term Incentive Plan
4 Approve 2009 Director Compensation Plan
5 Stockholder Proposal regarding seperation of roles of chairman and CEO

		For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Schlumberger LTD. SLB 806857108 4/8/2009

1.1 Elect Director P. Camus
1.2 Elect Director J.S. Gorelick
1.3 Elect Director A. Gould
1.4 Elect Director T. Isaa
1.5 Elect Director N. Kudryavtsev
1.6 Elect Director A. Lajous
1.7 Elect Director M.E. Marks
1.8 Elect Director L.R. Reif
1.9 Elect Director T.I. Sandvold
1.10 Elect Director H. Seydoux
1.11 Elect Director L.G. Stuntz
2 Proposal to adopt and approve financials and dividends
3 Stockholder proposal regarding advisory vote on executive compensation
4 Approve independent accounting firm

		For For For For For For For For For For For For Against For	For For For For For For For For For For Against For Against For	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Management
Apple Inc. AAPL 037833100 2/25/2009

1.1 Elect Director William V. Campbell
1.2 Elect Director Millard S. Drexler
1.3 Elect Director Albert A. Gore, Jr.
1.4 Elect Director Steven P. Jobs
1.5 Elect Director Andrea Jung
1.6 Elect Director A.D. Levinson, PH.D.
1.7 Elect Director Eric E. Schmidt, PH.D.
1.8 Elect Director Jerome B. York
2 Stockholder proposal regarding political contributions & expenditures report
3 Stockholder proposal regarding adoption or principles for Health Care Reform
4 Shareholder proposal regarding sustainability report
5 Shareholder proposal regarding advisory vote on compensation

		For For For For For For For For Against Against Against Against	For For For For For For For For Against Against Against Against	Management Management Management Management Management Management Management Management Shareholder Shareholder Shareholder Shareholder
Microsoft Corp. MSFT 594918104 11/19/2008

1.1 Elect Director Steven A. Ballmer
1.2 Elect Director James I. Cash, Jr.
1.3 Elect Director Dina Dublon
1.4 Elect Director William H. Gates III
1.5 Elect Director Raymond V. Gilmartin
1.6 Elect Director Reed Hastings
1.7 Elect Director David F. Marquardt
1.8 Elect Director Charles N. Noski
1.9 Elect Director Helmut Panke
2 Approval of material terms of performance criteria under the executive incentive plan
3 Approval of amendments to 1999 Stock Option plan for non-employee directors
4 Ratify Deloitte & Touche as auditors
5 Shareholder proposal on internet censorship
6 Shareholder proposal to establish a board committee on human rights
7 Shareholder proposal for disclosure of charitable contributions

		For For For For For For For For For For For For Against Against Against	For For Against For For For For Against Against For For For Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder Shareholder
KLA-Tencor Corp. KLAC 482480100 11/13/2008	1.1 Elect Director Robert M. Calderoni 1.2 Elect Director John T. Dickson 1.3 Elect Director Kevin J. Kennedy 2 Ratify Pricewaterhousecoopers as independent accounting firm	For For For For	For For For For	Management Management Management Management
Coach Inc. COH 189754104 10/30/2008

1.1 Elect Director Lew Frankfort
1.2 Elect Director Susan Kropf
1.3 Elect Director Gary Loveman
1.4 Elect Director Ivan Menezes
1.5 Elect Director Irene Miller
1.6 Elect Director Keith Monda
1.7 Elect Director Michael Murphy
1.8 Elect Director Jide Zeitlin
2 Proposal to amend the Coach performance based incentive plan

		For For For For For For For For For	For For For For For For For For For	Management Management Management Management Management Management Management Management Management
Harris Corp. HRS 413875105 10/24/2008

1.1 Elect Director Lewis Hay III
1.2 Elect Director Karen Katen
1.3 Elect Director Stephen P. Kaufman
1.4 Elect Director Hansel E. Tookes II
2 Ratification of Ernst & Young as independent accountant
3 Approval of amendment to increase number of authorized shares of Harris Common Stock
4 Approval of amendment to declassify the Board of Directors

		For For For For For For For	For For For Against For For For	Management Management Management Management Management Management Management
Procter & Gamble PG 742718109 10/14/2008

1.1 Elect Director Kenneth I. Chenault
1.2 Elect Director Scott D. Cook
1.3 Elect Director Rajat K. Gupta
1.4 Elect Director A.G. Lafley
1.5 Elect Director Charles R. Lee
1.6 Elect Director Lynn M. Martin
1.7 Elect Director W. James McNerney, Jr.
1.8 Elect Director Johnathan A. Rodgers
1.9 Elect Director Ralph Snyderman, M.D.
1.10 Elect Director Margaret C. Whitman
1.11 Elect Director Patricia A. Woertz
1.12 Elect Director Ernesto Zedillo
2 Ratify Independent accounting firm
3 Amend Articles of Incorporation to adopt majority voting
4 Shareholder proposal to rotate site of annual meeting
5 Shareholder proposal regarding executive compensation

		For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Oracle Corp. ORCL 68389X105 10/10/2008

1.1 Elect Director Jeffrey O. Henley
1.2 Elect Director Lawrence J. Ellison
1.3 Elect Director Donald L. Lucas
1.4 Elect Director Michael J. Boskin
1.5 Elect Director Jack F. Kemp
1.6 Elect Director Jeffrey S. Berg
1.7 Elect Director Safra A. Catz
1.8 Elect Director Hector Garcia-Molina
1.9 Elect Director H. Raymond Bingham
1.10 Elect Director Charles E. Phillips, Jr.
1.11 Elect Director Naomi O. Seligman
1.12 Elect Director George H. Conrades
1.13 Elect Director Bruce R. Chizen
2 Approval of 2009 Executive Bonus Plan
3 Ratify Ernst & Young as independent accounting firm
4 Stockholder proposal on advisory vote on executive compensation

		For For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Xilinx, Inc. XLNX 983919101 8/14/08

1.1 Elect Director William P. Roelandts
1.2 Elect Director Moshe N. Gavrielov
1.3 Elect Director John L. Doyle
1.4 Elect Director Jerald G. Fishman
1.5 Elect Director Philip T. Gianos
1.6 Elect Director William G. Howard, Jr.
1.7 Elect Director J. Michael Patterson
1.8 Elect Director Marshall C. Turner
1.9 Elect Director E.W. Vanderslice
2 Approve amendments to 1990 Employee Stock Purchase Plan
3 Approve amendment to 2007 Equity Incentive Plan
4 Ratify Ernst & Young as auditor

		For For For For For For For For For For For For	For For Against For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
Precision Castparts Corp. PCP 740189105 8/12/08	1.1 Elect Director Don R. Graber 1.2 Elect Director Lester L. Lyles 2 Approval of the 2008 Stock Purchase Plan 3 Approval to amendments to stock incentive plan 4 Ratify Independent accounting firm	For For For For For	For For For For For	Management Management Management Management Management
Constellation Brands, Inc. STZ 21036P108 7/17/08

1.1 Elect Director Barry A. Fromberg
1.2 Elect Director Jeananne K. Hauswald
1.3 Elect Director James A. Locke III
1.4 Elect Director Thomas C. McDermott
1.5 Elect Director Peter M. Perez
1.6 Elect Director Richard Sands
1.7 Elect Director Robert Sands
1.8 Elect Director Paul L. Smith
1.9 Elect Director Peter H. Soderberg
1.10 Elect Director Mark Zupan
2 Ratify KPMG as auditor

		For For For For For For For For For For For	For For For For For For For Against For For For	Management Management Management Management Management Management Management Management Management Management Management
ACE Limited ACE G0070K103 7/10/2008

1.1 Elect Director Michael G. Atieh
1.2 Elect Director Mary A. Cirillo
1.3 Elect Director Bruce L. Crockett
1.4 Elect Director Thomas J. Neff
1.5 Elect Director Gary M. Stuart
1.6 Elect Director Robert M. Hernandez
1.7 Elect Director Peter Menikoff
1.8 Elect Director Robert Ripp
1.9 Elect Director Dermot F. Smurfit
1.10 Elect Director Evan G. Greenberg
1.11 Elect Director John A. Krol
1.12 Elect Director Leo F. Mullin
1.13 Elect Director Oliver Steimer
2 Approve De-registration amendment
3 Approve financial statement amendment
4 Approve Par Value Change
5 Approve Continuation
6 Approve name of the company
7 Approve change of the purpose of the company
8 Approve capital rearrangement
9 Approve Articles of Association
10 Approve Swiss Law as authoritative legislation governing the company
11 Approve place of business
12 Approve special auditor
13 Approve LTIP as amended
14 Approve auditors
15 Approve dividend

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VOTES CAST FOR THE MANOR FUND:
Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
Best Buy Co., Inc. BBY 086516101 6/24/2009

1.1

Elect Director Ronald James

1.2

Elect Director Elliot S. Kaplan

1.3

Elect Director Sanjay Khosla

1.4

Elect Director George L. Mikan III

1.5

Elect Director Matthew H. Paull

1.6

Elect Director Richard M. Schulze

1.7

Elect Director  Hatim A. Tyabji

1.8

Elect Director Gerard R. Vittecoq

2

Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm

3

Approve of amendment to 2004 Omnibus Stock and Incentive Plan

4

Approve of amendment to article IX of amended and restated articles of incorporation to change approval required

5

Approve of amendment to article IX of articles to decrease the shareholder approval required to amend article IX

6

of amendment to article IX of articles to decrease the shareholder approval required to remove directions without cause

7

of amendment to article IX of articles to decrease the shareholder approval required to amend classified board provisions

8

of amendment to article X to decrease the shareholder approval required for certain repurchases of stock

9

of amendment to article X of articles to decrease the shareholder approval required to amend article X

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Intel Corporation INTE 458140100 5/20/2009

1.1

Elect Director Charlene Barshefsky

1.2

Elect Director Susan L. Decker

1.3

Elect Director John J. Donahoe

1.4

Elect Director Reed E. Hundt

1.5

Elect Director Paul S. Otellini

1.6

Elect Director James D. Plummer

1.7

Elect Director David S. Pottruck

1.8

Elect Director Jane E. Shaw

1.9

Elect Director John L. Thornton

1.10

Elect Director Frank D. Yeary

2

Ratify selection of Ernst & Young LLP as independent registered public accounting firm

3

Amendment and extension of equity incentive plan

4

Approve an employee stock option exchange program

5

Advisory vote on executive compensation

6

Stockholder proposal – cumulative voting

7

Stockholder proposal – human right to water

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Wal-Mart Stores, Inc. WMT 931142103 6/5/2009

1.1

Elect Director Aida M. Alvarez

1.2

Elect Director James W. Breyer

1.3

Elect Director M. Michele Burns

1.4

Elect Director James I. Cash, Jr.

1.5

Elect Director Roger C. Corbett

1.6

Elect Director Douglas N. Daft

1.7

Elect Director Michael T. Duke

1.8

Elect Director Gregory B. Penner

1.9

Elect Director Allen I. Questrom

1.10

Elect Director H. Lee Scott, Jr.

1.11

Elect Director Arne M. Sorenson

1.12

Elect Director Jim C. Walton

1.13

Elect Director S. Robson Walton

1.14

Elect Director Christopher J. Williams

1.15

Elect Director Linda S. Wolf

2

Ratify Ernst & Young LLP as independent accountants

3

Gender identity non-discrimination policy

4

Pay for superior performance

5

Advisory vote on executive compensation

6

Political contributions

7

Special shareowner meetings

8

Incentive compensation to be stock options

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Nabors Industies LTD NBR G6359F103 6/2/2009

1.1

Elect Director Eugene M. Isenberg

1.2

Elect Director William T. Comfort

2

Appointment of pricewaterhoursoopers LLP as independent auditors and to authorize the audit committee of the board of directors to set auditors’ remuneration

3

Shareholder proposal – adopt a pay for superior performance standard in the executive compensation plan for senior executives

4

Shareholder proposal – payments following the death of senior executives

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Endo Pharmaceuticals Holdings, Inc. ENDP 29264F205 5/27/2009

1.1

Elect Director John J. Delucca

1.2

Elect Director David P. Holveck

1.3

Elect Director Nancy J. Hutcon, PH.D.

1.4

Elect Director Michael Hyatt

1.5

Elect Director Roger H. Kimmel

1.6

Elect Director C.A. Meanwell, M.D. PH.D.

1.7

Elect Director William P. Montague

1.8

Elect Director Joseph C. Scodari

1.9

Elect Director William F. Spengler

2

Amend stock incentive plan to add a number of additional performance goals to which performance based awards may relate

3

Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm

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Exxon Mobil Corporation EXC 30161N101 5/27/2009

1.1

Elect Director M.J. Boskin

1.2

Elect Director L.R. Faulkner

1.3

Elect Director K.C. Frazier

1.4

Elect Director W.W. George

1.5

Elect Director R.C. King

1.6

Elect Director M.C. Nelson

1.7

Elect Director S. J. Palmisano

1.8

Elect Director S.S. Reinemund

1.9

Elect Director R.W. Tillerson

1.10

Elect Director E.E. Whitacre, Jr.

2

Ratify independent auditors

3

Cumulative voting

4

Special shareholder meetings

5

Incorporate in North Dakota

6

Board Chairman and CEO

7

Shareholder advisory vote on executive compensation

8

Executive compensation report

9

Corporate sponsorships report

10

Amendment of EEO policy

11

Greenhouse gas emission goals

12

Climate change and technology report

13

Renewable energy policy

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Amphenol Corporation APH 032095101 5/20/2009

1.1

Elect Director Edward G. Jepsen

1.2

Elect Director John R. Lord

2

Ratify & Touche LLP as independent registered public accountants

3

Ratify and approve of 2009 Amphenol Executive Incentive Plan

4

Ratify and approve of 2009 Stock Purchase and Option Plan for key employees

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Wellpoint, Inc. WLP 94973V107 5/20/2009

1.1

Elect Director Lenow D. Baker, Jr., M.D.

1.2

Elect Director Susan B. Bayh

1.3

Elect Director Larry C. Glasscock

1.4

Elect Director Juilie A. Hill

1.5

Elect Director Ramiro G. Peru

2

Ratify appointment of Ernst & Young LLP as independent registered public accounting firm

3

Approve the proposed incentive compensation plan

4

Approve employee stock purchase plan

5

Shareholder proposal – advisory resolution on compensation of named executive officers if properly presented at meeting

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The Allstate Corporation ALL 020002101 5/19/2009

1.1

Elect Director F. Duane Ackerman

1.2

Elect Director Robert D. Beyer

1.3

Elect Director W. James Farrell

1.4

Elect Director Jack M. Greenberg

1.5

Elect Director Ronald T. Lemay

1.6

Elect Director H. John Riley, Jr.

1.7

Elect Director Joshua I. Smith

1.8

Elect Director Judith A. Sprieser

1.9

Elect Director Mary Alice Taylor

1.10

Elect Director Thomas J. Wilson

2

Ratify  the appointment of Deloitte & Touche LLP as independent registered public accountant

3

Approval ot the material terms of the annual executive incentive plan

4

Approval of 2009 equity incentive plan

5

Stockholder proposal – seeking the right to call special shareowner meetings

6

Stockholder proposal – seeking an advisory resolution to ratify compensation of the named executive officers

7

Stockholder proposal – seeking a report on political contributions and payments to trade associations and other tax exempt organizations

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Diamond Offshore Drilling, Inc. DO 25271C102 5/19/2009

1.1

Elect Director James S. Tisch

1.2

Elect Director Lawrence R. Dickerson

1.3

Elect Director John R. Bolton

1.4

Elect Director Charles L. Fabrikant

1.5

Elect Director Paul G. Gaffeny II

1.6

Elect Director Edward Grebow

1.7

Elect Director Herbert C. Hofmann

1.8

Elect Director Arthur L. Rebell

1.9

Elect Director Raymond S. Troubh

2 Ratify appointment of Deloitte & Touche LLP as independent auditors

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JPMorgan Chase & Co. JPM 4662SH100 5/19/2009

0.1

Elect Director Crandall C. Bowles

0.2

Elect Director Stephen B. Burke

0.3

Elect Director David M. Cote

0.4

Elect Director James S. Crown

0.5

Elect Director  James Dimon

0.6

Elect Director Ellen V. Futter

0.7

Elect Director William H. Gray, III

0.8

Elect Director Laban P. Jackson, Jr.

0.9

Elect Director David C. Novak

0.10

Elect Director Lee R. Raymond

0.11

Elect Director William C. Weldon

1

Appointment of independent registered public accounting firm

2

Advisory vote on executive compensation

3

Governmental service report

4

Cumulative voting

5

Special shareowner meetings

6

Credit card lending practices

7

Changes to KEPP

8

Share retention

9

Carbon principles report

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J.C. Penny Company, Inc. JCP 708160106 5/15/2009

1.1

Elect Director C.C. Barrett

1.2

Elect Director M.A. Burns

1.3

Elect Director M.K. Clark

1.4

Elect Director T.J. Engibous

1.5

Elect Director K.B. Foster

1.6

Elect Director K.C. Hicks

1.7

Elect Director Burl Osborne

1.8

Elect Director L.H. Roberts

1.9

Elect Director J.G. Teruel

1.10

Elect Director R.G. Turner

1.11

Elect Director M.E. Ullman, III

1.12

Elect Director M.E. West

2

Ratify the appointment of KPMG LLP as independent auditor

3

Approve the adoption of the long-term incentive plan

4

Stockholder proposal – adoption of principles for health care reform

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Norfolk Southern Corporation NSC 655844108 5/14/2009

1.1

Elect Director Daniel A. Carp

1.2

Elect Director Steven F. Leer

1.3

Elect Director Michael D. Lockhart

1.4

Elect Director Charles W. Moorman

2

Ratify appointment of KPMG as independent auditors

3

Stockholder proposal – corporate political contributions

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Nucor Corporation NUE 670346105 5/14/2009

1.1

Elect Director Clayton C. Daley, Jr.

1.2

Elect Director Harvey B. Gantt

1.3

Elect Director Bernard L. Kasriel

1.4

Elect Director Christopher J. Kearney

2

Ratify the appointment of pricewaterhousecoopsers LLP as independent registered public accounting firm

3

Stockholder proposal -- majority vote

4

Stockholder proposal -- declassification of board of directors

5

Stockholder proposal -- human rights

6

Stockholder proposal -- principles for health care reform

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National Oilwell Varco, Inc. NOV 637071101 5/13/2009	1.1 Elect Director Merrill A. Miller, Jr. 1.2 Elect Director Greg L. Armstrong 1.3 Elect Director David D. Harrison 2 Ratify independent auditors 3 Approve amendment to long-term incentive plan	For For For For For	For For For For For	Management Management Management Management Management
Colgate-Palmolive Company CL 194162103 5/8/2009

1.1

Elect Director John T. Cahill

1.2

Elect Director Jill K. Conway

1.3

Elect Director Ian Cook

1.4

Elect Director Ellen M. Hancock

1.5

Elect Director David W. Johnson

1.6

Elect Director Richard J. Kogan

1.7

Elect Director Delano E. Lewis

1.8

Elect Director J. Pedro Reinhard

1.9

Elect Director Stephen I. Sadove

2

Ratify pricewaterhousecoopers LLP as independent registered public accounting firm

3

Approval of 2009 executive incentive compensation plan

4

Stockholder proposal on executive compensation advisory vote

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Watson Pharmaceuticals, Inc. WPI 942683103 5/8/2009

1.1

Elect Director Ronald R. Taylor

1.2

Elect Director Andrew L. Turner

1.3

Elect Director Jack Michelson

2 Ratify appointment of pricewaterhousecoopers LLP as independent registered public accounting firm

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Dover Corporation DOV 260003108 5/7/2009

0.1

Elect Director D. H. Benson

0.2

Elect Director R. W. Cremin

0.3

Elect Director T. J. Derosa

0.4

Elect Director J-P. M. Ergas

0.5

Elect Director P. T. Francis

0.6

Elect Director K. C. Graham

0.7

Elect Director J. L. Koley

0.8

Elect Director R. A. Livingston

0.9

Elect Director R. K. Lochridge

0.10

Elect Director B. G. Rethore

0.11

Elect Director M. B. Stubbs

0.12

Elect Director M. A. Winston

1

Approve amendments to Equity and Cash Incentive Plan

2

Approve amendments to the Executive Officer Annual Incentive Plan

3

To act upon a shareholder proposal regarding a climate change report

4

Ratify the appointment of pricewaterhousecoopers LLP as independent registered public accounting firm

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CVS Caremark Corporation CVS 126650100 5/6/2009

1.1

Elect Director Edwin M. Banks

1.2

Elect Director C. David Brown II

1.3

Elect Director David W. Dorman

1.4

Elect Director Kristen G. Williams

1.5

Elect Director Marian L. Heard

1.6

Elect Director William H. Joyce

1.7

Elect Director Jean-Pierre Millon

1.8

Elect Director Terrence Murray

1.9

Elect Director C.A. Lance Piccolo

1.10

Elect Director Sheli Z. Rosenberg

1.11

Elect Director Thomas M. Ryan

1.12

Elect Director Richard J. Swift

2

Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm

3

Stockholder proposal – special stockholder meetings

4

Stockholder proposal – independent chairman of the board

5

Stockholder proposal – political contributions and expenditures

6

Stockholder proposal – advisory stockholder vote on executive compensation

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Pepsico, Inc. PEP 713448108 5/6/2009

1.1

Elect Director S.L. Brown

1.2

Elect Director I.M. Cook

1.3

Elect Director D. Dublon

1.4

Elect Director V.J. Dzau

1.5

Elect Director R.L. Hunt

1.6

Elect Director A. Ibarguen

1.7

Elect Director A.C. Matinez

1.8

Elect Director I.K. Nooyi

1.9

Elect Director S.P. Rockefeller

1.10

Elect Director J.J. Schiro

1.11

Elect Director L.G. Trotter

1.12

Elect Director D. Vasella

1.13

Elect Director M.D. White

2

Approval of independent registered public accounts

3

Approval of executive incentive compensation plan

4

Shareholder proposal – beverage container recycling

5

Shareholder proposal – genetically engineered products report

6

Shareholder proposal – charitable contributions report

7

Shareholder proposal – advisory vote on compensation

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Occidental Petroleum Corporation OXY 674599105 5/1/2009

1.1

Elect Director Spencer Abraham

1.2

Elect Director Ronald W. Burkle

1.3

Elect Director John S. Chalsty

1.4

Elect Director Edward P. Djerejian

1.5

Elect Director John E. Feick

1.6

Elect Director Ray R. Irani

1.7

Elect Director Irvin W. Maloney

1.8

Elect Director Avedick B. Poladian

1.9

Elect Director Rodolfo Segovia

1.10

Elect Director Aziz D. Syriani

1.11

Elect Director Rodemary Tomich

1.12

Elect Director Walter L. Weisman

2

Ratify KPMG as independent auditors

3

Amendment of restated certificate of incorporation to permit stockholders to call special meetings

4

Report on assessment of host country laws

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Exelon Corp. EXC 30161N101 4/28/2009

1.1 Elect Director John A. Canning
1.2 Elect Director M. Walter D'Alessio
1.3 Elect Director Bruce Demars
1.4 Elect Director Nelson A. Diaz
1.5 Elect Director Rosemarie B. Greco
1.6 Elect Director Paul L. Joskow
1.7 Elect Director John M. Palms
1.8 Elect Director John W. Rogers
1.9 Elect Director John W. Rowe
1.10 Elect Director Stephen D. Steinour
2 Renew the Annual Incentive Plan for Senior Executives
3 Ratify PriceWaterHouseCoopers as accountant
4 Shareholder proposal calling for a report showing Exelons actions to reduce global warming

		For For For For For For For For For For For For Against	For For For Against Against For Against For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
The Chubb Corp. CB 171232101 4/28/2009

1.1 Elect Director Zoe Baird
1.2 Elect Director Sheila P. Burke
1.3 Elect Director James I. Cash, Jr.
1.4 Elect Director Joel J. Cohen
1.5 Elect Director John D. Finnegan
1.6 Elect Director Klaus J. Mangold
1.7 Elect Director Martin G. McGuinn
1.8 Elect Director Lawrence M. Small
1.9 Elect Director Jess Soderberg
1.10 Elect Director Daniel E.Somers
1.11 Elect Director Karen Hastie Williams
1.12 Elect Director James M. Zimmerman
1.13 Elect Director Alfred W. Zollar
2 Approve the 2009 Long Term Incentive Plan
3 Ratify Ernst & Young as independent auditor.

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International Business Machines IBM 459200101 4/28/2009

1.1 Elect Director A.J.P. Belda
1.2 Elect Director C. Black
1.3 Elect Director W.R. Brody
1.4 Elect Director K.I. Chenault
1.5 Elect Director M.L. Eskew
1.6 Elect Director S.A. Jackson
1.7 Elect Director T. Nishimuro
1.8 Elect Director J.W. Owens
1.9 Elect Director S.J. Palmisano
1.10 Elect director J.E. Spero
1.11 Elect Director S. Taurel
1.12 Elect Director L.H. Zambrano
2 Ratify appointment of independent accounting firm
3 Approval of long-term incentive performance terms
4 Stockholder Proposal on Cumulative Voting
5 Stockholder proposal on Executive Compensation and Pension Income
6 Stockholder proposal on Advisory vote on Executive Compensation

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The Boeing Co. BA 097023105 4/27/2009

1.1 Elect Director John H. Biggs
1.2 Elect Director John E. Bryson
1.3 Elect Director Arthur D. Collins, Jr.
1.4 Elect Director Linda Z. Cook
1.5 Elect Director William M. Daley
1.6 Elect Director Kenneth M. Duberstein
1.7 Elect Director John F. McDonnell
1.8 Elect Director W. James McNerney, Jr.
1.9 Elect Director Mike S. Zafirovski
2 Amend 2003 Incentive Stock Plan
3 Appoint Deloitte & Touche as auditor
4 Adopt cumulative voting
5 Require advisory vote on executive officer compensation
6 Adopt health care principles
7 Prepare report on foreign military sales
8 Require an independent lead director
9 Require shareholder approval on future severance agreements
10 Require disclosure on political contributions

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AT&T Inc. T 00206R102 04/24/2009

1.1 Elect Director Randall L. Stephenson
1.2 Elect Director William F. Aldinger III
1.3 Elect Director Gilbert F. Amelio
1.4 Elect Director Reuben V. Anderson
1.5 Elect Director James H. Blanchard
1.6 Elect Director August A. Busch III
1.7 Elect Director Jaime Chico Pardo
1.8 Elect Director James P. Kelly
1.9 Elect Director Jon C. Madonna
1.10 Elect Director Lynn M. Martin
1.11 Elect Director John B. McCoy
1.12 Elect Director Mary S. Metz
1.13 Elect Director Joyce M. Roche
1.14 Elect Director Laura D'Andrea Tyson
1.15 Elect Director Patricia P. Upton
2 Ratification of independent auditor
3 Amendment to increase authorized shares
4 Shareholder proposal--report on political contributions
5 Shareholder proposal --special stockholder meetings
6 Shareholder proposal --cumulative voting
7 Shareholder proposal -- bylaw requiring independent chairman
8 Shareholder proposal -- advisory vote on compensation
9 Shareholder proposal -- pension credit policy

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Johnson & Johnson JNJ 478160104 4/23/2009

1.1 Elect Director Mary Sue Coleman
1.2 Elect Director James G. Cullen
1.3 Elect Director Michael M.E. Johns
1.4 Elect Director Arnold G. Langbo
1.5 Elect Director Susan L. Lindquist
1.6 Elect Director Leo F. Mullin
1.7 Elect Director William D. Perez
1.8 Elect Director Charles Prince
1.9 Elect Director David Satcher
1.10 Elect Director William C. Weldon
2 Ratify Pricewaterhousecoopers as accounting firm
3 Advisory vote on executive compensation policies and disclosure

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Eaton Corp. ETN 278058102 04/22/2009

1.1 Elect Director Alexander M. Cutler
1.2 Elect Director Arthur E. Johnson
1.3 Elect Director Deborah L.McCoy
1.4 Elect Director Gary L. Tooker
2 Approve 2009 Stock Plan
3 Ratify Ernst & Young as Auditor

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Franklin Resources Inc. BEN 354613101 03/11/09

1.1 Elect Director Samuel H. Armacost
1.2 Elect Director Charles Crocker
1.3 Elect Director Joseph Hardiman
1.4 Elect Director Robert D. Joffe
1.5 Elect Director Charles B. Johnson
1.6 Elect Director Gregory E. Johnson
1.7 Elect Director Rupert H. Johnson Jr.
1.8 Elect Director Thomas H. Kean
1.9 Elect Director Chutta Ratnathicam
1.10 Elect Director Peter M. Sacerdote
1.11 Elect Director Laura Stein
1.12 Elect Director Anne M. Tatlock
2 Ratify Pricewaterhousecoopers as accounting firm
3 Approve 2004 Key Executive Incentive Compensation Plan

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Applied Materials Inc. AMAT 038222105 03/10/2009

1.1 Elect Director Aart J. De Geus
1.2 Elect Director Stephen R. Forrest
1.3 Elect Director Philip V. Gerdine
1.4 Elect Director Thomas J. Iannotti
1.5 Elect Director Alexander A. Karsner
1.6 Elect Director Charles Y.S. Liu
1.7 Elect Director Gerhard H. Parker
1.8 Elect Director Dennis D. Powell
1.9 Elect Director William P. Roelandts
1.10 Elect Director James E. Rogers
1.11 Elect Director Michael R. Splinter
2 Approve amendments to eliminate supermajority voting
3 Ratify KPMG as accounting firm

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The Walt Disney Co. DIS 254687106 3/10/2009

1.1 Elect Director Susan E. Arnold
1.2 Elect Director John E. Bryson
1.3 Elect Director John S. Chen
1.4 Elect Director Judith L. Estrin
1.5 Elect Director Robert A. Iger
1.6 Elect Director Steven P. Jobs
1.7 Elect Director Fred H. Langhammer
1.8 Elect Director Aylwin B. Lewis
1.9 Elect Director Monica C. Lozano
1.10 Elect Director Robert W. Matschullat
1.11 Elect Director John E. Pepper, Jr.
1.12 Elect Director Orin C. Smith
2 Ratify Pricewaterhouse-Coopers as Accountant
3 Approve the amendment to the amended and restated Stock Incentive Plan
4 Approve the terms of the amended and restated 2002 Executive Performance Plan
5 Shareholder proposal regarding political contributions reporting
6 Shareholder proposal relating to death benefit payments
7 Shareholder proposal relating to shareholder advisory vote on executive compensation

		For For For For For For For For For For For For For For For Against Against Against	For Against Against Against For For For Against Against Against For Against For For For Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder Shareholder
Weatherford Intl WFT G95089101 02/17/09	1.1 Approval of the scheme of arrangement (Change place of Incorporation from Bermuda to Switzerland) 1.2 Approval to adjourn meeting to a later date if necessary	For For	For For	Management Management
Cisco Systems CSCO 17275R102 11/13/08

1.1 Elect Director Carol A. Bartz
1.2 Elect Director M. Michele Burns
1.3 Elect Director Michael D. Capellas
1.4 Elect Director Larry R. Carter
1.5 Elect Director John T. Chambers
1.6 Elect Director Brian L. Halla
1.7 Elect Director Dr. John L. Hennessy
1.8 Elect Director Richard M. Kovacevich
1.9 Elect Director Roderick C. McGeary
1.10 Elect Director Michael K. Powell
1.11 Elect Director Steven M. West
1.12 Elect Director Jerry Yang
2 Ratify Pricewaterhousecoopers as auditor
3 Shareholder proposal to amend company bylaws to establish a board committee on human rights
4 Shareholder proposal requesting a report on business practices and their effect on human rights

		For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Nike, Inc. NKE 654106103 09/22/2008	1.1 Elect Director Jill K. Conway 1.2 Elect Director Alan B. Graf, Jr. 1.3 Elect Director Jeanne P. Jackson 2 Ratify PricewaterhouseCoopers as auditor	For For For For	For For For For	Management Management Management Management

VOTES CAST FOR THE BOND FUND
There are no proxy votes cast or recorded for The Bond Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.

By /s/Daniel A. Morris

* /s/Daniel A. Morris

President

Date: August 20, 2009

*Print the name and title of each signing officer under his or her signature.